RISKS (Details)	Sep. 30, 2013	Dec. 31, 2012
Special mention [Member]
Allowance On Non Performing Loans Percentage	2.00%	2.00%
Substandard [Member]
Allowance On Non Performing Loans Percentage	25.00%	25.00%
Doubtful Member
Allowance On Non Performing Loans Percentage	50.00%	50.00%
Loss Member
Allowance On Non Performing Loans Percentage	100.00%	100.00%